ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.             ORGANIZATION AND DESCRIPTION OF BUSINESS

Wowjoint Holdings Ltd (“Wowjoint”), formerly known as China Fundamental Acquisition Corporation (“CFAC”), was incorporated in Cayman Islands on December 12, 2007. Wowjoint Holdings Ltd and its subsidiaries (together, the “Company”) are in the business of design, manufacturing and sales of a complete line of portable, re-locatable and stationary non-standard heavy duty construction equipment and machinery used in various engineering fields, such as bridge, road and railway construction, as well as in areas of heavy capacity lifting and transporting of concrete beams, boats and shipping containers.

As of December 31, 2012, details of Wowjoint Holdings Ltd’s subsidiaries are as follows

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activity
Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin Islands	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Heavy-duty Machinery Co., Ltd. (“Zhenjiang Wowjoint”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Bright Bridge Construction Inc. (“Bright Bridge”)	April 29, 2009	Nevada, USA	100%	Sales and marketing of equipment and machinery

BWI Consulting s.r.l. (“BWI”)	March 22, 2012	Italy	100%	Sales and marketing of equipment and

Note: AGL, Giant Nova, BXFI, BWMC, Zhenjiang Wowjoint, Bright Bridge, BWI and for the periods subsequent to May 20, 2010, BWXC, are collectively referred to as “Beijing Wowjoint”, unless specific reference is made to an entity.

Acquisition

CFAC was formed as a Special Purpose Acquisition Company, a SPAC, whereby they raised funds in an initial public offering with the intent to apply substantially all net proceeds from the public offering to a business combination. CFAC’s initial public offering was completed in May 2008.

Acquisition of Beijing Wowjoint

On November 30, 2009, CFAC entered into a share purchase agreement with Beijing Wowjoint and all of the shareholders of Beijing Wowjoint, pursuant to which CFAC would acquire all of the outstanding ordinary shares of Beijing Wowjoint. On February 12, 2010, CFAC held a special meeting of its shareholders, during which the acquisition of Beijing Wowjoint was approved.

On February 22, 2010, CFAC consummated its acquisition (the “Acquisition”). At the closing of the acquisition, CFAC acquired all common stock of Beijing Wowjoint from its shareholders for a total consideration of 5,700,000 ordinary shares of the Company. Of the 5,700,000 shares issued, a total of 3,696,735 shares will be held in escrow to be released on February 22, 2014. Subsequent to the acquisition, CFAC changed its name to Wowjoint Holding Limited (“Wowjoint”).

The transaction enabled the shareholders of Beijing Wowjoint, to obtain a majority voting interest in CFAC, a non-operating public company with a significant amount of cash. The Acquisition will be accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Beijing Wowjoint immediately after the acquisition will have effective control of CFAC through (1) their approximately 55% shareholder interest in the combined entity, (2) majority representation on the board of directors, and (3) being named to all of the senior executive officer positions. For accounting purposes, Beijing Wowjoint will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Beijing Wowjoint, i.e., a capital transaction involving the issuance of share by CFAC for the shares of Beijing Wowjoint. Accordingly, the combined assets, liabilities and results of operations of Beijing Wowjoint became the historical financial statements of CFAC at the closing of the Acquisition, and CFAC assets (primarily cash and cash equivalents), liabilities and results of operations will be consolidated with those of Beijing Wowjoint beginning on the acquisition date. No step-up in basis of intangible assets or goodwill will be recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction will be charged to additional paid-in capital. Subsequent to the Acquisition, CFAC will be known as Wowjoint.

In connection with the Acquisition, holders of 1,374,089 shares of CFAC’s, from CFAC’s public offering (the “Offering”) and Over-allotment (the “Over-allotment”) from May 2008, elected to redeem their shares for cash at $7.96 per share. In order to facilitate the Acquisition being approved by CFAC shareholders, CFAC, Beijing Wowjoint and their respective affiliates entered into privately negotiated “forward contracts” transactions to purchase 1,696,258 ordinary shares of CFAC from shareholders who had indicated their intention to vote against the Acquisition and seek redemption of their shares for cash. These transactions were entered into prior to the meeting of CFAC shareholders to approve the Acquisition, but would not be completed until the Acquisition was consummated. The redemption purchase and the forward contracts were paid out of funds of CFAC. Prior to the Acquisition, a total of 5,320,312 shares of CFAC were outstanding, subsequent to the redemption and forward contracts a total of 2,249,965 were outstanding.

In addition to the 2,249,965 CFAC shares outstanding prior to the Acquisition, upon completion of the Acquisition on February 22, 2010, warrants underlying 7,264,756 shares exercisable at $5.00 per and have a life until the fourth anniversary of Offering, or until May 15, 2012. CFAC may redeem the warrants, at a price of $0.01 per warrant upon 30 days’ notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $10.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. In accordance with the warrant agreement relating to the warrants issued in the Offering, CFAC is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. CFAC will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. The CFAC warrants are comprised of (i) 1,064,062 shares underlying the warrants issued to the shareholders that established CFAC (the “Existing Shareholders”) in a 1:1 proportion to the actual shares issued for CFAC’s establishment, (ii) 1,944,444 shares underlying the warrants sold to investors in a private placement (the “Private Placement Warrants”), sold simultaneously as CFAC was closing the Offering in May 2008, and (iii) 4,256,250 shares underlying the warrants included in the Offering and Over-allotment from May 2008. Included in these warrants are the warrants issued with the 1,374,089 shares that were redeemed, and warrants issued with the 1,696,258 shares that were re-purchased in forward contracts. The shareholders electing to redeem their shares and sell the shares in the forward contracts were permitted to retain the warrants that they had received in the Offering and Over-allotment.

The Existing Shareholders and the holders of the Private Placement Warrants are entitled to registration rights with respect to their outstanding ordinary shares and shares underlying their warrants pursuant to an agreement signed on the closing date of the Offering. The Existing Shareholders are entitled to demand that CFAC register their ordinary shares commencing six months after the consummation of the Acquisition. The holders of the Private Placement Warrants are entitled to demand that CFAC register these securities commencing upon the consummation of the Acquisition. In addition, the Existing Shareholders and holder of the Private Placement Warrants have certain “piggy-back” registration rights on registration statements filed after CFAC’s consummation of the Acquisition.

As CFAC was a non-operating public shell company before the transaction, no step-up in basis of intangible assets or goodwill will be recorded in this transaction and the cost incurred in connection with such transaction have been charged directly to additional paid-in capital. The net book value of acquired assets and liabilities on February 22, 2010 is as follows:

Cash	$6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$6,726,124

Earn-out Shares

Pursuant to an earn-out provision in the share purchase agreement, CFAC has agreed to issue Realink Group Limited (“Realink”), one of the shareholders of Wowjoint, up to 500,000 additional shares if the following performance targets are achieved:

·
200,000 earn-out shares in the event that the closing price per share is at or above US$10.00 for 180 days out of 360 days during the period from the acquisition closing date, February 22, 2010, to the second anniversary of the closing date.

·
200,000 earn-out shares in the event that the closing price per share is at or above US$13.80 for 180 days out of 360 days during the period from the acquisition closing date to the third anniversary of the closing date.

·
100,000 earn-out shares in the event that average daily trading volume is no less than 200,000 shares for six consecutive months during the period from the closing date of the acquisition to the second anniversary of the closing date.

Upon issuance, such shares will be recorded as an adjustment to the accounting acquiree’s basis in the reverse acquisition (i.e., as an adjustment at par value to ordinary shares and additional paid-in capital), and will be included in the calculations of earnings per share from that date.

Reorganization of Beijing Wowjoint prior to Acquisition

(a)	On August 3, 2009, AGL established Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”), a wholly-owned foreign enterprise (a “WOFE”) under the law of PRC.

On August 25, 2009, BXFI entered into contractual agreements with Beijing Wowjoint Machinery Co., Ltd. (“BWMC”) and its shareholders, as described below, by which BXFI is deemed the primary beneficiary of BWMC and BWMC being deemed a subsidiary of AGL under the requirements of the U.S. generally accepted accounting principles (“GAAP”).

In accordance with GAAP, BWMC is deemed a variable interest entity (a “VIE”) of BXFI, the primary beneficiary, and is required to be consolidated by BXFI, as BXFI is subject to a majority of the risk of loss for the VIE, or is entitled to receive a majority of the VIE’s residual returns. VIE’s are entities in which their primary beneficiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entities. The results of VIE’s, are treated as that of a subsidiary, and are included in the consolidated statements of operations from the effective date of Acquisition.

The assets, liabilities, and non-controlling interest of a consolidated VIE are accounted for as if the entities were consolidated based on voting interests and the usual accounting rules for which the VIE operates are applied as they would to a consolidated subsidiary as follows:

·	Carrying amounts of the VIE are consolidated into the financial statements of BXFI as the primary beneficiary (referred as “Primary Beneficiary” or “PB”)

·	Inter-company transactions and balances, such as revenues and costs, receivables and payables between or among the Primary Beneficiary and the VIE(s) are eliminated in their entirety

·	There is no direct ownership interest by the Primary Beneficiary in the VIE, equity of the VIE is eliminated with an offsetting credit to minority interest.

Based on the contractual agreements, BXFI provides consulting services to BWMC and is entitled to (1) receive a substantial portion of the economic benefits from BWMC; (2) exercise effective control over BWMC and (3) has an exclusive option to purchase all or part of the equity interest in BWMC when and to the extent permitted by the PRC laws. By the virtue of the contractual agreements, BXFI consolidates the operating results, assets and liabilities in BWMC’s financial statements.

The followings are brief description of contracts entered between BXFI and BWMC:

·
Exclusive Technical Consulting and Services Agreement - BXFI entered into an Exclusive Technical Consulting and Service Agreement with BWMC, pursuant to which, BXFI exclusively provides consulting services to BWMC in exchange for a percentage of BWMC’s revenue as determined by BXFI. This agreement enables the transfer of substantial portion of economic interests from BWMC to BXFI.

·
Equity Pledge Agreement - BXFI, BWMC and its shareholders have entered into an Equity Pledge Agreement, pursuant to which, each of the shareholders of BWMC has pledged all of its equity interests in BWMC to BXFI to guarantee the payment of service fees under the Exclusive Technical Consulting and Service Agreement.

·
Voting Rights Proxy Agreement - BXFI and shareholders of BWMC have entered into a Voting Rights Proxy Agreement, pursuant to which, each of the shareholders of BWMC has granted to BXFI and its designated person the power to exercise all voting rights of such shareholder

·
Exclusive Purchase Option Agreement - BXFI and shareholders of BWMC have entered into an Exclusive Call Option Agreement, pursuant to which, each of the shareholders of BWMC has irrevocably and unconditionally granted BXFI or its designated person an exclusive call option to purchase, at any time if and when permitted by the PRC laws, all or any portion of the equity interests in BWMC at the price equal to five percent (5%) of the actual capital contribution made by each shareholder.

The consideration BWMC and its shareholders received for entering into the contractual agreements was of a nominal amount. The contractual agreements were entered into to protect BWMC against possible future foreign ownership restrictions that might currently apply to BWMC. The contractual agreements affords BXFI, and their VIE namely BWMC, the opportunity to access capital market outside of the PRC, which would otherwise not be available to BWMC. If at such time in the future possible PRC ownership restrictions were to be eased with regards to BWMC, and should AGL obtain financing from foreign sources, the structure of the contractual agreements are such that control could go from that of a VIE relationship to that of direct ownership with ease and limited restrictions under PRC laws.

AGL’s wholly-owned subsidiary, BXFI, is the recipient of all the benefits of the contractual relationships. If BXFI is not be able to perform its services under the terms of the contractual agreements, the agreements and the VIE structure would not be in effect. AGL entered into the contractual relationship with the objective of obtaining financing from foreign sources, without which its BXFI subsidiary could not fulfill its contractual agreements with BWMC.

(b)
On December 8, 2010, the ownership of Beijing Wowjoint Machinery Co., Ltd (“BWMC”) was transferred to Beijing Xin Fu Industry Consulting Co., Ltd (“BXFI’). BXFI formerly had no direct equity ownership interest in Beijing Wowjoint and relied on contractual arrangements with Beijing Wowjoint and its shareholders to substantially control and operate BWMC. After the transfer was completed, the Company directly owns 100% of its operating entity BWMC.